                    Seward & Kissel LLP
                  One Battery Park Plaza
                 New York, New York 10105


                                February 20, 2001



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


           Alliance Select Investor Series, Inc.
                   Small Cap Growth Portfolio
             (File Nos. 333-8818 and 811-9176)
       _____________________________________________


Dear Sirs:

         This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from that filed in the most recent post-effective amendment, the text of which was filed electronically.


                                Very truly yours,


                                /s/ Nicholas C. Filla



















00250247.AC2